Goodwill and Intangibles, Net (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Goodwill and Intangibles, Net
Schedule of goodwill

($ in thousands)	December 31, 2022	June 30, 2022
Goodwill:	$79,903	$79,903
Additions to Goodwill	7,248	—
Goodwill, Net	$87,151	$79,903

Schedule of intangible assets, net

($in thousands)	December 31, 2022	June 30, 2022
Intangibles:
Customer Relationships	$78,000	$78,000
Trade Name - Alliance	5,200	5,200
Covenant Not to Compete	10	10
Mecca Customer Relationships	8,023	8,023
Customer List	18,792	9,760
Total	$110,025	$100,993
Accumulated Amortization	(84,257)	(82,229)
Intangibles, Net	$25,768	$18,764

Schedule of expected amortization over the next five years and thereafter

($ in thousands)	Intangible Assets
Year Ended June 30
2023	$2,781
2024	4,223
2025	3,651
2026	3,339
2027	3,289
Thereafter	8,485
Total Expected Amortization	$25,768

Expected amortization over the next five years and thereafter, at June 30, 2022, is as follows:

Intangible
($ in thousands)	Assets
Year Ended June 30
2023	$4,056
2024	3,470
2025	2,898
2026	2,586
2027	2,536
Thereafter	3,218
Total Expected Amortization	$18,764